Earnings (Loss) per Share - Computation of diluted net loss per share (Details) - P3 Health Partners Inc. - shares	1 Months Ended	6 Months Ended
	Dec. 31, 2021	Jun. 30, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Diluted net income (loss) per share	16,290,567	13,554,998
Public Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Diluted net income (loss) per share	10,541,667	10,591,605
Private Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Diluted net income (loss) per share	277,500	227,500
Restricted Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Diluted net income (loss) per share	5,471,400	601,614
Common Class V
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Diluted net income (loss) per share	196,553,523